FINANCIAL INSTRUMENTS (Schedule of Categories for financial assets and liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2015	Feb. 28, 2014
FINANCIAL INSTRUMENTS [Abstract]
Assets held at fair value	$ 23,692	$ 19,011
Loans and receivables	49,614	19,405
Other financial liabilities	71,728	44,043
Liabilities held at fair value	$ 1,239	$ 1,360